Equity - Schedule of Movement of Respective Share Purchase Warrants and Issuance of Employee Share Incentive Plan (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Respective Share Purchase Warrants and Issuance of Employee Share Incentive Plan [Abstract]
As of April 1	$ 22,699,351	$ 16,240,100
Additions and recognized in profit or loss	1,680,038	6,459,251
As of March 31	$ 24,379,389	$ 22,699,351